INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS OTHER THAN GOODWILL
Schedule of intangible assets other than goodwill

	December 31, 2021			December 31, 2020
	Gross	Accumulated	Net	Gross	Accumulated	Net
Description	Value	Amortization	Value	Value	Amortization	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	650,411,156	(3,896,827)	646,514,329	598,371,081	(2,005,344)	596,365,737
Software	44,084,900	(31,019,938)	13,064,962	35,030,003	(26,882,550)	8,147,453
Others	509,957	(457,705)	52,252	417,957	(416,982)	975
Total	695,006,013	(35,374,470)	659,631,543	633,819,041	(29,304,876)	604,514,165
(1)	Correspond to the contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts.

Schedule of distribution rights

	12.31.2021	12.31.2020
Distribution rights	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	303,973,971	303,702,092
Brazil (Rio de Janeiro, Espírito Santo, Ribeirão Preto and investments in Sorocaba and Leão Alimentos e Bebidas Ltda.) *	158,175,979	138,176,054
Paraguay	181,675,993	152,595,420
Argentina (North and South)	2,688,386	1,892,171
Total	646,514,329	596,365,737

*  On September 21, 2021 Coca-Cola Andina together with Coca-Cola Femsa, acquired the Brazilian beer brand Therezópolis for BRL 70 million. Each bottler bought 50% of the brand. This transaction is part of the company’s long-term strategy to complement its beer portfolio in Brazil. The transaction was completed and approved by CADE (Brazilian Administrative Council of Economic Defense). In September, 2021 Andina recorded an intangible asset under the Therezópolis brand for BRL 35 million with an indefinite useful life.

Schedule of the movement and balances of identifiable intangible assets

	January 1 to December 31, 2021				January 1 to December 31, 2020
	Distribution				Distribution
Description	rights	Others	Software	Total	rights	Others	Software	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Opening balance	596,365,737	975	8,147,453	604,514,165	666,755,196	456,763	7,863,416	675,075,375
Additions	5,773,560	—	6,998,593	12,772,153	94,661	—	2,575,125	2,669,786
Amortization	(152,644)	—	(2,637,823)	(2,790,467)	(1,573,878)	—	(2,088,612)	(3,662,490)
Other increases (decreases) (1)	44.527.676	51,277	556,739	45,135,692	(68,910,242)	(455,788)	(202,476)	(69,568,506)
Saldo final	646,514,329	52,252	13,064,962	659,631,543	596,365,737	975	8,147,453	604,514,165
(1)	Mainly corresponds to restatement due to the effects of translation of distribution rights of foreign subsidiaries.